Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt [Abstract]
Schedule of Debt Outstanding	As of December 31, 2022, there is no debt outstanding as all outstanding debts have been paid off or converted into Legacy FaZe common stock and eventually to Company common stock as a result of the Business Combination. Debt as of December 31, 2021 consisted of the following:
As of December 31, 2021	(in thousands)
	Unpaid Principal	Short- term	Long- term	Unamortized Issuance Costs	Net Carrying Value
2021 Cox Convertible Promissory Note	$15,000	$—	$15,000	$—	$15,000
2021 Convertible Promissory Notes	675	—	675	—	675
2020 Secured Convertible Promissory Note	55,000	—	55,000	(358)	54,642
2020 Convertible Promissory Notes	2,525	2,025	500	—	2,525
2020 PPP Loan	1,123	1,123	—	—	1,123
Other loans	37	—	37	—	37
Total principal amount outstanding	$74,360	$3,148	$71,212	$(358)	$74,002